Trade Receivables (Details Narrative) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Trade Receivables
Allowances for doubtful accounts	€ 36	€ 43
Trade receivables
Finance leases for PDT-lamps	€ 100	€ 178